Financial risk management	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial risk management
3.	Financial risk management

This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

The Group’s risk management is carried out by a central treasury department (“Group Treasury) under policies approved by the Audit Committee. Group Treasury identifies, evaluates and manages financial risks in close co-operation with the Group’s operating units. The Audit Committee provides written principles for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity. In addition, Risk Early Detection Committee was established in accordance with the New Turkish Commercial Code effective from 1 July 2012.

Credit risk

At the reporting date, there were no significant concentrations of credit risk. The maximum exposure to credit risk is represented by the carrying amount of cash and cash equivalents, held-to-maturity investments, derivative financial instruments, trade receivables, receivables from financial services, due from related parties and other assets (Note 33).

Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. The Group may require collateral in respect of financial assets. Also, the Group may demand letters of guarantee from third parties related to certain projects or contracts. The Group may also demand certain pledges from counterparties if necessary in return for the credit support it gives related to certain financings (Note 19).

In monitoring customer credit risk, customers are grouped according to whether they are subscribers, financial services customers, other corporate customers, aging profile, maturity and existence of previous financial difficulties. Trade receivables and accrued income are mainly related to the Group’s subscribers. The Group’s exposure to credit risk on trade receivables is influenced mainly by the individual payment characteristics of postpaid subscribers. The Group establishes an allowance for impairment that represents its estimate of incurred losses in respect of trade and other receivables.

This allowance comprise of the general provision which is determined based on the age of the balances and historical collection trends.

Investments are preferred to be in liquid securities. The counterparty limits are set monthly depending on their ratings from the most credible rating agencies and the amount of their paid-in capital and/or shareholders equity. Policies are in place to review the paid-in capital and rating of counterparties periodically to ensure credit worthiness.

Transactions involving derivatives are executed with local and international counterparties with whom the Group has signed international agreements and which have sound credit ratings.

The Group’s policy is to provide financial guarantees only to subsidiaries and distributors. At 31 December 2017, guarantees of TL 3,720,954 were outstanding (31 December 2016: TL 1,409,749).

Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and the availability of funding through an adequate amount of committed credit facilities to meet obligations when due and to close out market positions. At the end of the reporting period the Group held deposits at call of TL 603,553 (2016: TL 569,826) that are expected to readily generate cash inflows for managing liquidity risk. Due to the dynamic nature of the underlying businesses, Group Treasury maintains flexibility in funding by maintaining availability under committed credit lines.

Management monitors rolling forecasts of the Group’s liquidity reserve (Note 33) and cash and cash equivalents (Note 23) on the basis of expected cash flows. In addition, the Group’s liquidity management policy involves projecting cash flows in major currencies and considering the level of liquid assets necessary to meet these, monitoring balance sheet liquidity ratios against internal and external regulatory requirements and maintaining debt financing plans.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return on risk.

The Group uses derivatives in order to manage market risks. All such transactions are carried at within the guidelines set by the Group Treasury.

(i)	Foreign exchange risk

The Group operates internationally and is exposed to foreign exchange risk arising from foreign currency transactions, primarily with respect to the USD and EUR. Foreign exchange risk arises from recognized assets and liabilities denominated in a currency that is not the functional currency of the relevant Group entity. The Group holds a significant portion of its cash and cash equivalent in foreign currency in order to manage foreign exchange risk. In additional, derivative financial instruments are used to manage exposure to fluctuations in foreign exchange rates.

(ii)	Interest rate risk

The Group’s exposure to interest rate risk is related to its financial assets and liabilities. The Group manage its financial liabilities by providing an appropriate distribution between fixed and floating rate loans. Floating rate exposures can be changed to fixed rate exposures based on short term and long term market expectations via financial derivatives. The use of financial derivatives is governed by the Group Treasury’s policies approved by the Audit Committee, which provide written principles on the use of derivatives.

The Group’s borrowings and receivables are carried at amortized cost. The borrowings are periodically contractually repriced (Note 33) and to that extent are also exposed to the risk of future changes in market interest rates.